PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 69,104,080
Depreciation	6,999,084	$ 2,794,988
Property, plant and equipment at end of period	275,222,166	69,104,080
Borrowing costs capitalized related to property, plant and equipment	8,372,691	1,360,605
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	72,749,659	38,116,009
Property, plant and equipment at end of period	285,180,118	72,749,659
Accumulated Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(3,645,579)	(963,148)
Property, plant and equipment at end of period	(9,957,952)	(3,645,579)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	799,466	829,251
Property, plant and equipment at end of period	2,241,025	799,466
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,075,916	923,391
Property, plant and equipment at end of period	2,830,633	1,075,916
Furniture and fixtures | Accumulated Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(276,450)	(94,140)
Property, plant and equipment at end of period	(589,608)	(276,450)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	366,533	270,750
Property, plant and equipment at end of period	4,030,769	366,533
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	509,355	312,486
Property, plant and equipment at end of period	4,488,246	509,355
Office equipment | Accumulated Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(142,822)	(41,736)
Property, plant and equipment at end of period	(457,477)	(142,822)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,372,465	1,752,820
Property, plant and equipment at end of period	17,183,095	6,372,465
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,733,139	1,871,195
Property, plant and equipment at end of period	18,992,318	6,733,139
Machinery and equipment | Accumulated Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(360,674)	(118,375)
Property, plant and equipment at end of period	(1,809,223)	(360,674)
Auto and trucks
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	135,447	116,320
Property, plant and equipment at end of period	801,659	135,447
Auto and trucks | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	189,551	130,298
Property, plant and equipment at end of period	1,021,291	189,551
Auto and trucks | Accumulated Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(54,104)	(13,978)
Property, plant and equipment at end of period	(219,632)	(54,104)
Buildings, leasehold improvements, and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	42,829,641	17,037,095
Property, plant and equipment at end of period	155,112,288	42,829,641
Buildings, leasehold improvements, and land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	45,641,170	17,732,014
Property, plant and equipment at end of period	161,994,300	45,641,170
Buildings, leasehold improvements, and land | Accumulated Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,811,529)	(694,919)
Property, plant and equipment at end of period	(6,882,012)	(2,811,529)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	18,600,528	17,146,625
Property, plant and equipment at end of period	95,853,330	18,600,528
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	18,600,528	17,146,625
Property, plant and equipment at end of period	$ 95,853,330	$ 18,600,528